Additional Financial Information - Summary of Composition of the Company's Other Assets (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Schedule Of Other Assets [Line Items]
Prepaid expenses and other	$ 34.8	$ 36.0
Restricted cash	43.7	27.5
Contract assets	59.9	63.5
Tax credits receivable	199.1	129.5
Other current assets	373.1	256.5
Prepaid expenses and other	18.3	7.4
Restricted cash	13.7	13.0
Accounts receivable	111.7	37.8
Contract assets	3.2	5.1
Tax credits receivable	361.7	341.8
Operating lease right-of-use assets	344.3	116.8
Interest rate swap assets	0.0	41.1
Other non-current assets	852.9	563.0
Interest rate swap assets	$ 35.6	$ 0.0